SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Product Information [Line Items]
Total Net Sales	$ 21,244,000	$ 16,973,000	$ 44,679,000	$ 42,310,000	$ 45,800,000	$ 38,500,000
Classic Karaoke Machines [Member]
Product Information [Line Items]
Total Net Sales	17,732,000	11,998,000	37,216,000	32,337,000	34,700,000	32,600,000
License [Member]
Product Information [Line Items]
Total Net Sales	645,000	1,644,000	1,510,000	4,332,000	4,700,000	2,000,000
SMC Kids Toys [Member]
Product Information [Line Items]
Total Net Sales	1,051,000	662,000	2,145,000	1,229,000	1,300,000	900,000
Microphones And Accessories [Member]
Product Information [Line Items]
Total Net Sales	1,657,000	2,481,000	3,424,000	4,122,000	4,700,000	2,600,000
Music Subscription [Member]
Product Information [Line Items]
Total Net Sales	$ 159,000	$ 188,000	$ 384,000	$ 290,000	$ 400,000	$ 400,000